Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Convertible preferred shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Convertible preferred shares, authorized	0	6,186,240
Convertible preferred shares, issued	0	5,714,400
Convertible preferred shares, outstanding	0	5,714,400
Ordinary Shares
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized	222,000,000	14,307,116
Ordinary shares, issued	13,051,343	2,578,760
Ordinary shares, outstanding	13,051,343	2,578,760
Convertible Ordinary 1 and 2 Shares
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized	0	1,496,880
Ordinary shares, issued	0	1,496,880
Ordinary shares, outstanding	0	1,496,880